Long Term Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of long term debt
	Linkage	Interest	December 31,
	basis	rate	2020	2019
		%
Loans from banks and other (1)	NIS	Israeli Prime + 0.2 – 5%	$23,534	$20,951
Other long term debt			88	112

			$23,622	$21,063
Current maturities	NIS		(10,270)	(5,523)

			$13,352	$15,540

(1)	On November 2016, the Company obtained a loan in the amount of $ 31,356 linked to the New Israel Shekel from an Israeli financial institution. The principal amount of the loan is payable in seven equal annual installments with the final payment due on November 2, 2023 and bears a fixed interest rate of 2.60% per annum, payable in two semi-annual payments.